Commitments and Contingencies	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

Operating Lease

In June 2016, the Company entered into a lease for its corporate headquarters and research facility in Austin, Texas (the “Headquarters”) under an operating lease agreement (the “Lease”). The initial term of the Lease is for a 123-month period, with the option to extend the lease for up to two consecutive 60-month terms. In November 2016, following the workforce reduction described in Note 9, the Company determined not to occupy and ceased use of the headquarters and research facility under the Lease. See Note 9 to the financial statements for further information on accounting for the Lease.

The lease provides annual base rent of approximately $600,000 in the first year after a three-month rent free period following the Commencement Date, with subsequent annual increases of approximately 3% in the annual base rent. In connection with the lease, the landlord has provided a tenant improvement allowance of approximately $1.9 million to be used by the Company to build-out certain improvements to the Headquarters. There have been no draws on the improvement allowance as of March 31, 2017.

Mirna has obtained a standby letter of credit for the initial amount of approximately $2.4 million, which may be drawn down by the landlord in the event of default. If Mirna meets certain requirements, the amount due under the Letter of Credit may be reduced to approximately $800,000.

Under the Lease agreement, future minimum payments payable are approximately as follows:

Period ending December 31,			Operating Lease
2017	(nine months	)	$450,929
2018			614,855
2019			633,364
2020			652,340
2021	and thereafter		4,565,888

Total			$6,917,376

In May 2017, the Company and its landlord entered into the Lease Settlement (defined in Note 12) to terminate the Lease for consideration of approximately $3.8 million. See Note 12 for additional discussion surrounding the termination of the Lease.

CPRIT

In August 2010, the Company entered into a grant contract (“2010 Grant Contract”) with the Cancer Prevention and Research Institute of Texas (CPRIT), under which it received a $10.3 million commercialization award from the State of Texas through CPRIT. CPRIT was established to expedite innovation and commercialization in the area of cancer research and to enhance access to evidence-based prevention programs and services throughout the State of Texas. The award was a three-year award that was funded annually, and the contract terminated on January 31, 2014, subject to the Company’s obligations to make certain payments that survive termination. Under the terms of the award, the Company will be required to pay to CPRIT a portion of the Company’s revenues from sales of certain products by the Company, or received from our licensees or sublicensees, at a percentage in the low single digits until the aggregate amount of such payments equals a specified multiple of the grant amount, and thereafter at a rate of less than one percent, subject to the Company’s right, under certain circumstances, to make a one-time payment in a specified amount to CPRIT to buy out such payment obligations. The 2010 grant contract also contains a provision that provides for repayment to CPRIT some amount not to exceed the full amount of the grant proceeds under certain specified circumstances involving relocation of our principal place of business outside Texas.

14.	Commitments and Contingencies

Operating Lease

In June 2016, the Company entered into a lease for its corporate headquarters and research facility in Austin, Texas (the “Headquarters”) under an operating lease agreement (the “Lease”). The Lease commenced on January 1, 2017 (the “Commencement Date”). The initial term of the lease is for a 123 month period, with the option to extend the lease for up to two consecutive 60 month terms. Rent expense under the Lease for year ended December 31, 2016 through the cease-use date discussed in Note 9 was approximately $165,000.

The Lease provides annual base rent of approximately $600,000 in the first year after a three-month rent-free period following the Commencement Date, with subsequent annual increases of approximately 3% in the annual base rent. In connection with the Lease, the landlord has provided a tenant improvement allowance of approximately $1.9 million to be used by the Company to build-out certain improvements to the Headquarters. The Lease also provides for an additional improvement allowance of up to $1.3 million. The additional allowance, if exercised, will amortize over 120 months on a straight-line basis. There have been no draws on the additional improvement allowance as of December 31, 2016.

Mirna has obtained a standby letter of credit for the initial amount of approximately $2.4 million (the “Letter of Credit”), which may be drawn down by the landlord in the event of default. If Mirna meets certain requirements, the amount due under the Letter of Credit may be reduced to approximately $800,000.

In November 2016, following the workforce reduction described in Note 8, the Company determined to cease use and not occupy the headquarters and research facility under the Lease. See Note 9 to the financial statements for further information on the accounting for the Lease.

Under the Lease, future minimum payments payable are approximately as follows:

Period ending December 31,	Operating Lease
2017	$450,929
2018	614,855
2019	633,364
2020	652,340
2021 and thereafter	4,565,888

Total	$6,917,376

CPRIT

In August 2010, the Company entered into a grant contract with the Cancer Prevention and Research Institute of Texas (CPRIT), under which it received a $10.3 million commercialization award from the State of Texas through CPRIT. CPRIT was established to expedite innovation and commercialization in the area of cancer research and to enhance access to evidence-based prevention programs and services throughout the State of Texas. The award was a three-year award that was funded annually, and the contract terminated on January 31, 2014, subject to the Company’s obligations to make certain payments that survive termination. Under the terms of the award, the Company will be required to pay to CPRIT a portion of the Company’s revenues from sales of certain products by the Company, or received from our licensees or sublicensees, at a percentage in the low single digits until the aggregate amount of such payments equals a specified multiple of the grant amount, and thereafter at a rate of less than one percent, subject to the Company’s right, under certain circumstances, to make a one-time payment in a specified amount to CPRIT to buy out such payment obligations. The 2010 grant contract also contains a provision that provides for repayment to CPRIT some amount not to exceed the full amount of the grant proceeds under certain specified circumstances involving relocation of our principal place of business outside Texas.

Legal Contingencies

The Company does not currently have any contingencies related to ongoing legal matters.